EMPIRIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 87.4%
	ADVERTISING & MARKETING - 2.5%
19,563	Interpublic Group of Companies, Inc. (The) (a)	$ 638,536

	ASSET MANAGEMENT - 7.3%
7,700	Ares Management Corporation, Class A	915,684
4,250	LPL Financial Holdings, Inc.	967,385
		1,883,069
	BEVERAGES - 4.7%
1,307	Coca-Cola Consolidated, Inc. (a)	1,213,419

	BIOTECHNOLOGY & PHARMACEUTICALS - 1.2%
8,166	Halozyme Therapeutics, Inc.(b)	301,815

	CHEMICALS - 1.6%
1,988	Avery Dennison Corporation	401,894

	COMMERCIAL SUPPORT SERVICES - 7.5%
3,545	AMN Healthcare Services, Inc.(b)	265,450
4,205	Brink's Company (The)	369,830
9,910	Robert Half, Inc.	871,287
3,836	TriNet Group, Inc.(a)(b)	456,215
		1,962,782
	CONTAINERS & PACKAGING - 1.5%
4,288	Crown Holdings, Inc.	394,882

	ELECTRICAL EQUIPMENT - 2.2%
2,529	A O Smith Corporation	208,491
1,677	Generac Holdings, Inc.(a)(b)	216,736
437	Hubbell, Inc.	143,742
		568,969
	ENGINEERING & CONSTRUCTION - 2.9%
3,412	Quanta Services, Inc.	736,310

	HEALTH CARE FACILITIES & SERVICES - 6.6%
435	Chemed Corporation	254,366

EMPIRIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 87.4% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 6.6% (Continued)
5,044	Henry Schein, Inc.(b)	$ 381,881
1,511	Medpace Holdings, Inc.(b)	463,167
1,705	Molina Healthcare, Inc.(b)	616,034
		1,715,448
	INDUSTRIAL SUPPORT SERVICES - 4.2%
1,880	United Rentals, Inc. (a)	1,078,030

	INSURANCE - 1.6%
2,394	Assurant, Inc.	403,365

	LEISURE FACILITIES & SERVICES - 3.7%
6,036	Dine Brands Global, Inc.	299,687
860	Domino's Pizza, Inc.	354,518
1,394	Vail Resorts, Inc.	297,577
		951,782
	MACHINERY - 5.8%
5,500	Donaldson Company, Inc.	359,425
3,496	Lincoln Electric Holdings, Inc. (a)	760,240
3,872	Toro Company (The)	371,673
		1,491,338
	MEDICAL EQUIPMENT & DEVICES - 3.6%
8,068	Bruker Corporation	592,837
6,429	Globus Medical, Inc., Class A(b)	342,601
		935,438
	OIL & GAS PRODUCERS - 2.1%
3,108	Exxon Mobil Corporation	310,738
640	Murphy USA, Inc.	228,198
		538,936
	PUBLISHING & BROADCASTING - 0.3%
500	Nexstar Media Group, Inc.	78,375

	RETAIL - CONSUMER STAPLES - 3.8%
6,800	BJ's Wholesale Club Holdings, Inc.(b)	453,288

EMPIRIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 87.4% (Continued)
	RETAIL - CONSUMER STAPLES - 3.8% (Continued)
1,935	Casey's General Stores, Inc.	$ 531,622
		984,910
	RETAIL - DISCRETIONARY - 3.7%
140	AutoZone, Inc.(b)	361,985
400	O'Reilly Automotive, Inc.(b)	380,032
1,125	Williams-Sonoma, Inc. (a)	227,003
		969,020
	SEMICONDUCTORS - 1.7%
4,064	Teradyne, Inc. (a)	441,025

	SOFTWARE - 11.3%
13,376	Agilysys, Inc.(b)	1,134,553
16,206	Calix, Inc.(b)	708,040
7,600	CommVault Systems, Inc.(b)	606,860
2,250	Paycom Software, Inc.	465,120
		2,914,573
	TECHNOLOGY HARDWARE - 0.8%
12,298	Extreme Networks, Inc.(b)	216,937

	TECHNOLOGY SERVICES - 5.0%
762	Fair Isaac Corporation (a)(b)	886,975
800	Mastercard, Inc., Class A	341,208
2,807	TTEC Holdings, Inc.	60,828
		1,289,011
	TRANSPORTATION & LOGISTICS - 1.8%
225	GXO Logistics, Inc.(b)	13,761
2,160	Landstar System, Inc.	418,284
225	XPO Logistics, Inc.(b)	19,708
		451,753

	TOTAL COMMON STOCKS (Cost $11,082,825)	22,561,617

EMPIRIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
Shares		Fair Value

	SHORT-TERM INVESTMENTS — 7.5%
	COLLATERAL FOR SECURITIES LOANED – 7.5%
1,939,759	Mount Vernon Liquid Assets Portfolio, LLC, 5.55% (Cost $1,939,759)(c)(d)	$ 1,939,759

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,939,759)	1,939,759

	TOTAL INVESTMENTS – 94.9% (Cost $13,022,584)	$ 24,501,376
	ASSETS IN EXCESS OF LIABILITIES – 5.1%	1,303,656
	NET ASSETS - 100.0%	$ 25,805,032

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2023 was $1,880,435.
(B)	Non-income producing security.
(C)	Rate disclosed is the seven day effective yield as of December 31, 2023.
(d)	Security was purchased with cash received as collateral for securities on loan at December 31, 2023. Total collateral had a value of $1,939,759 at December 31, 2023.